Other Income, Net (Schedule Of Other Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Other Income, Net [Abstract]
Gain from sale of Mediguide shares		$ 12,809	[1]	$ 1,105	[1]
Other	1,909	450		(647)
Other income, net	$ 1,909	$ 13,259		$ 458

[1]	Gain from the sale of Mediguide Inc. shares to St. Jude Medical in 2008, recognized during 2008, 2009 and 2010.